Capital Management	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Capital Management
37.	Capital Management

The Company’s capital management is intended to create value for shareholders by facilitating the meeting of long-term and short-term goals of the Company.

The Company determines the amount of capital required on the basis of annual operating plans and long-term product and other strategic investment plans. The funding requirements are met through equity, convertible and non-convertible debt securities, senior notes and other long-term/short-term borrowings. The Company’s policy is aimed at combination of short-term and long-term borrowings.

The Company monitors the capital structure on the basis of total debt to equity ratio and maturity profile of the overall debt portfolio of the Company.

Total debt includes all long and short-term debts as disclosed in notes 20 and 21 to the consolidated financial statements. Equity comprises all components excluding (profit)/loss on cash flow hedges and foreign currency translation reserve.

The following table summarizes the capital of the Company:

	As at March 31,
	2019		2019		2018
	(In millions)
Equity*	US$	8,575.3	Rs.	593,022.3	Rs.	907,631.5
Short-term borrowings and current portion of long-term debt		5,087.8		351,843.7		277,287.4
Long-term debt		10,238.8		708,067.0		611,419.4

Total debt		15,326.6		1,059,910.7		888,706.8

Total capital (Debt + Equity)	US$	23,901.9	Rs.	1,652,933.0	Rs.	1,796,338.3

*	Details of equity :

	As at March 31,
	2019		2019		2018
	(In millions)
Total equity as reported in balance sheet	US$	8,069.9	Rs.	558,067.4	Rs.	913,521.0
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(410.5)		(28,388.6)		(49,388.8)
- Non-controlling interests		(2.9)		(198.6)		(197.8)
Hedging reserve		877.2		60,668.2		39,224.0
Cost of hedge reserve		41.6		2,873.9		4,473.1

Equity as reported above	US$	8,575.3	Rs.	593,022.3	Rs.	907,631.5